SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Adoption of ASU) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Liabilities [Abstract]
Deferred tax liabilities	[1]	¥ 165,646	$ 24,092		¥ 73,577
Equity [Abstract]
Accumulated deficit		¥ (1,232,991)	$ (179,331)		(879,393)
Accounting Standards Update 2016-16 [Member]
Liabilities [Abstract]
Deferred tax liabilities						¥ (5,632)
Equity [Abstract]
Accumulated deficit						¥ 5,632
Previously Reported [Member]
Liabilities [Abstract]
Deferred tax liabilities					73,577
Equity [Abstract]
Accumulated deficit					¥ (879,393)
Restatement Adjustment [Member]
Liabilities [Abstract]
Deferred tax liabilities				¥ 67,945
Equity [Abstract]
Accumulated deficit				¥ (873,761)

[1]	On the face of balance sheet, as at December 31, 2017 and 2018, deferred tax assets of approximately RMB9,566 and RMB696 (US$101) have been offset against deferred tax liabilities.